Exhibit 99.1
Nelnet Student Loan Funding, LLC
Nelnet Student Loan Trust 2008-1
Quarterly Servicing Report
Quarterly Distribution Date: 5/27/2008
Collection Period Ending: 4/30/2008
Table of Contents

Page
I. Principal Parties to the Transaction	2

II. Explanations, Definitions, Abbreviations	2

III. Deal Parameters	3
A. Student Loan Portfolio Characteristics
B. Notes
C. Reserve Fund
D. Other Fund Balances

IV. Transactions for the Time Period	4

V. Cash Receipts for the Time Period	5

VI. Payment History and CPRs	5

VII. Cash Payment Detail and Available Funds for the Time Period	6

VIII. Waterfall for Distribution	7

IX. Distributions	8
A. Distribution Amounts
B. Principal Distribution Amount Reconciliation
C. Additional Principal Paid
D. Reserve Fund Reconciliation
E. Note Balances

X. Portfolio Characteristics	9

XI. Portfolio Characteristics by School and Program	9

XII. Servicer Totals	9

XIII. Collateral Tables	10
Distribution of the Student Loans by Geographic Location
Distribution of the Student Loans by Guarantee Agency
Distribution of the Student Loans by Number of Months Remaining Until Scheduled Maturity
Distribution of the Student Loans by Borrower Payment Status
Distribution of the Student Loans by Range of Principal Balance
Distribution of the Student Loans by Number of Days Delinquent
Distribution of the Student Loans by Interest Rate
Distribution of the Student Loans by SAP Interest Rate Index
Distribution of the Student Loans by Date of Disbursement

XIV. Trigger Information	12

XV. Interest Rates for Next Distribution Date	12

XVI. Items to Note	12

I. Principal Parties to the Transaction

Issuing Entity	Nelnet Student Loan Trust 2008-1

Depositor	Nelnet Student Loan Funding, LLC

Master Servicer	National Education Loan Network, Inc. (“NELN”)

Arranges for and oversees the performance of the Subservicer with respect to the trust’s student loans. If the Master Servicer breaches any covenant under the master servicing agreement with respect to a trust’s student loan, generally it has to cure the breach, purchase that student loan or reimburse the trust for losses resulting from the breach. The Master Servicer is paid a monthly servicing fee and is also entitled to receive a carry-over servicing fee for the performance of these services.

Subservicer	Nelnet, Inc.

Administrator	National Education Loan Network, Inc. (“NELN”)

On each monthly servicing payment date and on each distribution date, directs the Indenture Trustee to make the required distributions from the funds established under the indenture. In addition, prepares, based on periodic data received from the Subservicer, and provides quarterly and annual distribution statements to the Eligible Lender Trustee and the Indenture Trustee and any related federal income tax reporting. The Administrator is compensated quarterly for the performance of these services.

Eligible Lender Trustee	Zions First National Bank

Indenture Trustee	Zions First National Bank

Acts for the benefit of and to protect the interests of the note holders and acts as paying agent for the notes. Also acts on behalf of the note holders and represents their interests in the exercise of their rights under the indenture. The Indenture Trustee is compensated quarterly for these services.

Delaware Trustee	M&T Trust Company of Delaware

Nelnet Student Loan Trust 2008-1 is a Delaware statutory trust formed by Nelnet Student Loan Funding, LLC pursuant to a trust agreement by and between Nelnet Student Loan Funding, LLC, as Depositor and initial certificateholder, and M&T Trust Company of Delaware, as Delaware Trustee. The trust was created for the purpose of facilitating the financing of student loans and other financial assets, and to engage in activity in connection therewith. The Delaware Trustee receives an annual fee and will continue to do so for the life of this trust.
II. Explanations / Definitions / Abbreviations

Cash Flows	During any given collection period, monies flow into the collection fund, representing multiple items including but not limited to, borrower payments, government interest benefit and special allowance payments, investment income, and guarantor claim payments. Expenses are paid from these monies on both a monthly and quarterly basis (including but not limited to the fees mentioned under “Principal Parties”, above, along with principal and interest payments). Any resultant amount (generally occurring after parity equals or exceeds 100% and the principal shortfall is satisfied), flows from the trust to the Depositor.

Record Date	with respect to a distribution date, the close of business on the day preceding such distribution date.

Claim Write-Offs	Amounts not reimbursed by the government guarantees of the Higher Education Act.

CPR	Constant Prepayment Rate — the annualized, compounded SMM (Single Month Mortality) rate. In any given month, the SMM measures the percentage of the beginning pool balance that was paid back earlier than scheduled.

Principal Shortfall	Generally, a principal shortfall is generated on the initial distribution date, due to a difference in the calculation of ‘principal distribution amount’ on the initial distribution date as compared to subsequent distribution dates. On the initial distribution date, the ‘principal distribution amount’ is calculated by subtracting the adjusted pool balance as of the end of the collection period from the outstanding amount of the notes (i.e., initial issuance). On subsequent distribution dates, the amount is calculated (generally) by subtracting the ending adjusted pool balance from the beginning adjusted pool balance for the applicable collection period. Therefore, the principal shortfall generally represents the variance between the note issuance amount and the funds used and/or set aside to purchase student loan principal and interest. The difference between these two amounts may be attributable to the proceeds of the notes initially transferred to a reserve fund, a capitalized interest fund or set aside for payment of costs of issuance related to the closing of the trust.

Parity Ratio	Represents the comparison between the trust’s assets and liabilities. Generally, when the Parity Ratio equals or exceeds 100% and the principal shortfall is satisfied, excess earnings are allowed to be released from the trust and flow to the Depositor.

Total Note Factor/Note Pool Factor	Represents the remaining portion of the original debt (aggregate basis/tranche basis).

III. Deal Parameters

A. Student Loan Portfolio Characteristics	2/29/2008	Activity	4/30/2008
i. Portfolio Principal Balance	$1,009,816,035.86	$146,459,595.49	$1,156,275,631.35
ii. Interest Expected to be Capitalized	8,094,958.50		10,817,729.18
iii. Moneys on deposit in the Prefunding Account of the Acquisition Fund (after the effect of Distributions)	173,605,182.08		0.00

iv. Pool Balance (i + ii + iii)	$1,191,516,176.44		$1,167,093,360.53

v. Adjusted Pool Balance (Pool Balance + Specified Reserve Fund Balance)	$1,194,494,966.88		$1,170,011,093.93

vi. Other Accrued Interest	$7,730,091.25		$9,893,104.33
vii. Weighted Average Coupon (WAC)	7.169%		7.191%
viii. Weighted Average Remaining Months to Maturity (WARM)	116.41		116.30
ix. Number of Loans	331,413		373,658
x. Number of Borrowers	138,087		158,052
xi. Average Borrower Indebtedness	7,312.90		7,315.79
xii. Portfolio Yield ((Trust Income - Trust Expenses) / (Student Loans + Cash))	N/A		2.0773%

B. Notes	CUSIP	Spread	Coupon Rate	3/10/2008%		Interest Due	5/27/2008%
i. Class A-1 Notes	640326 AA 0	0.55%	3.55871%	$495,000,000.00	41.24%	$3,816,717.30	$473,911,316.40	40.18%
ii. Class A-2 Notes	640326 AB 8	0.85%	3.85871%	229,000,000.00	19.08%	1,914,563.66	229,000,000.00	19.42%
iii. Class A-3 Notes	640326 AC 6	1.15%	4.15871%	440,422,000.00	36.69%	3,968,440.05	440,422,000.00	37.34%
iv. Class B Notes	640326 AF 9	1.25%	4.25871%	36,013,000.00	3.00%	332,299.51	36,013,000.00	3.05%

v. Total Notes				$1,200,435,000.00	100.00%	$10,032,020.52	$1,179,346,316.40	100.00%

LIBOR Rate Notes:		Collection Period:
LIBOR Rate for Accrual Period	3.00871%	First Date in Collection Period	3/01/2008	Record Date	5/26/2008
First Date in Accrual Period	3/10/2008	First Date Funds are Active	3/10/2008	Distribution Date	5/27/2008
Last Date in Accrual Period	5/26/2008	Last Date in Collection Period	4/30/2008
Days in Accrual Period	78

C. Reserve Fund	3/10/2008	4/30/2008
i. Required Reserve Fund Balance	0.25%	0.25%
ii. Specified Reserve Fund Balance	$2,978,790.44	$2,917,733.40
iii. Reserve Fund Floor Balance	$1,191,516.18	$1,191,516.18
iv. Reserve Fund Balance after Distribution Date	$2,978,790.44	$2,917,733.40

D. Other Fund Balances	3/10/2008	4/30/2008
i. Collection Fund*	$—	$32,747,210.81
ii. Acquisition Fund (includes Prefunding Account) (after the effect of Distributions)	$173,605,182.08	$—
iii. Department Rebate Fund	$—	$—

Total Fund Balances	$176,583,972.52	$35,664,944.21

(* For further information regarding Fund detail, see Section VII — K, “Collection Fund Reconciliation”.)

IV. Transactions for the Time Period 03/01/2008 — 04/30/2008

A. Student Loan Principal Collection Activity
i. Regular Principal Collections		$14,710,826.76
ii. Principal Collections from Guarantor		527,919.56
iii. Principal Repurchases/Reimbursements by Servicer		3,846.88
iv. Principal Repurchases/Reimbursements by Seller		—
v. Paydown due to Loan Consolidation		11,252,359.82
vi. Principal Write-Offs Reimbursed to the Trust		4,154.25
vii. Other System Adjustments		94,529.78

viii. Total Principal Collections		$26,593,637.05

B. Student Loan Non-Cash Principal Activity
i. Principal Realized Losses — Claim Write-Offs		$4,084.37
ii. Principal Realized Losses — Other		—
iii. Other Adjustments		32,714.96
iv. Capitalized Interest		(3,068,998.40)

v. Total Non-Cash Principal Activity		$(3,032,199.07)

C. Student Loan Principal Additions
i. New Loan Additions		$(170,021,033.47)

ii. Total Principal Additions		$(170,021,033.47)

D. Total Student Loan Principal Activity (Aviii + Bv + Ciii)		$(146,459,595.49)

E. Student Loan Interest Activity
i. Regular Interest Collections		$5,525,859.12
ii. Interest Claims Received from Guarantors		14,753.69
iii. Late Fees & Other		190,310.87
iv. Interest Repurchases/Reimbursements by Servicer		6.09
v. Interest Repurchases/Reimbursements by Seller		—
vi. Interest due to Loan Consolidation		130,773.33
vii. Interest Write-Offs Reimbursed to the Trust		329.67
viii. Other System Adjustments		—
ix. Special Allowance Payments		(497,161.50)
x. Interest Benefit Payments		711,401.15

xi. Total Interest Collections		$6,076,272.42

F. Student Loan Non-Cash Interest Activity
i. Interest Losses — Claim Write-offs		$—
ii. Interest Losses — Other		—
iii. Other Adjustments		1,006.76
iv. Capitalized Interest		3,068,998.40

v. Total Non-Cash Interest Adjustments		$3,070,005.16

G. Student Loan Interest Additions
i. New Loan Additions		$(2,191,338.75)

ii. Total Interest Additions		$(2,191,338.75)

H. Total Student Loan Interest Activity (Exi + Fv + Giii)		$6,954,938.83

I. Defaults Paid this Quarter (Aii + Eii)		$542,673.25

J. Cumulative Defaults Paid to Date		$542,673.25

K. Interest Expected to be Capitalized
Interest Expected to be Capitalized — Beginning (III — A-ii)	2/29/2008	8,094,958.50
Interest Capitalized into Principal During Collection Period (B-iv)		(3,068,998.40)
Change in Interest Expected to be Capitalized		5,791,769.08

Interest Expected to be Capitalized — Ending (III — A-ii)	4/30/2008	$10,817,729.18

V. Cash Receipts for the Time Period 03/01/2008 — 04/30/2008

A. Principal Collections
i. Principal Payments Received — Cash	$15,337,430.35
ii. Principal Received from Loans Consolidated	11,252,359.82
iii. Principal Payments Received — Servicer Repurchases/Reimbursements	3,846.88
iv. Principal Payments Received — Seller Repurchases/Reimbursements	—

v. Total Principal Collections	$26,593,637.05

B. Interest Collections
i. Interest Payments Received — Cash	$5,540,942.48
ii. Interest Received from Loans Consolidated	130,773.33
iii. Interest Payments Received — Special Allowance and Interest Benefit Payments	214,239.65
iv. Interest Payments Received — Servicer Repurchases/Reimbursements	6.09
v. Interest Payments Received — Seller Repurchases/Reimbursements	—
vi. Late Fees & Other	190,310.87

vii. Total Interest Collections	$6,076,272.42

C. Other Reimbursements	$61,254.84

D. Investment Earnings	$97,463.93

E. Total Cash Receipts during Collection Period	$32,828,628.24

VI. Payment History and CPRs

Distribution	Adjusted	Current Quarter	Cumulative	Prepayment
Date	Pool Balance	CPR	CPR	Volume
5/27/2008	$1,170,011,093.93	8.420%	8.420%	$11,780,279.38

VII. Cash Payment Detail and Available Funds for the Time Period 03/01/2008 — 04/30/2008

Funds Previously Remitted: Collection Account

A. Servicing Fees	$943,439.25

B. Trustee Fees	$—

C. Delaware Trustee Fees	$—

D. Administration Fees	$—

E. Interest Payments on Notes	$—

F. Unpaid Interest Accrued to Depositor	$—

G. Principal Payments on Notes	$—

H. Transfer to Department Rebate Fund	$—
Funds Previously Remitted: Acquisition Fund

I. New Loan Purchases	Principal	Interest	Premium
	1,010,010,949.94	11,233,691.06	—	$1,021,244,641.00
Funds Previously Remitted: Acquisition Fund — Prefunding Account

J. New Loan Purchases	Principal	Interest	Premium
	170,537,436.59	2,206,936.42		$172,744,373.01

K. Collection Fund Reconciliation
i. Beginning Balance:	3/10/2008	$—
ii. Principal Paid During Collection Period (G)		—
iii. Interest Paid During Collection Period (E)		—
iv. Deposits During Collection Period (V - A-v + B-vii + C)		32,731,164.31
v. Payments out During Collection Period (A + B + C + D + F + H)		(943,439.25)
vi. Total Investment Income Received for Quarter (V - D)		97,463.93
vii. Funds transferred from the Prefunding Account (transferred on May 1, 2008)		862,021.82
viii. Funds transferred from the Department Rebate Fund		—
ix. Funds Available for Distribution		$32,747,210.81

VIII. Waterfall for Distribution

		Remaining
		Funds Balance
A. Total Available Funds for Distribution (VII-K-ix)	$32,747,210.81	$32,747,210.81

B. To pay to the Master Servicer, the Trustee and the Delaware Trustee, pro rata, based on amounts owed to each such party, without preference or priority of any kind, the

Servicing Fee (to the extent remaining unpaid following the Monthly Servicing Payment Date) — Current Month	$575,743.00	$32,171,467.81
Trustee Fee — Current Quarter	$17,957.19	$32,153,510.62
Delaware Trustee Fee — Current Year	$—	$32,153,510.62

respectively, due on such Quarterly Distribution Date, in each case, with such fees remaining unpaid from prior Quarterly Distribution Dates (and in the case of the Servicing Fees, prior Monthly Servicing Payment Dates);

C. To pay to the Administrator, the Administration Fee due on such Quarterly Distribution Date — Current Month	$93,863.54	$32,059,647.08
and all unpaid Administration Fees from prior Quarterly Distribution Dates;	$—	$32,059,647.08

D. (A) to pay to the Class A Noteholders of each Class the portion of the Class A Noteholders’ Interest Distribution Amount payable to such Class on such Quarterly Distribution Date:
i. Class A-1	$3,816,717.30	$28,242,929.78
ii. Class A-2	$1,914,563.66	$26,328,366.12
iii. Class A-3	$3,968,440.05	$22,359,926.07

vi. Total Class A Noteholders’ Interest Distribution	$9,699,721.01

and (B) to pay to the Counterparty, any Issuer Derivative payments (excluding Termination Payments other than Priority Termination Payments) to the pro rata, based on amounts owed to each such party, without preference or priority of any kind.	$—	$22,359,926.07

E. To pay to the Class B Noteholders, the Class B Noteholders’ Interest Distribution Amount;	$332,299.51	$22,027,626.56

F. To the Depositor, an amount equal to the unpaid interest accrued on the Financed Eligible Loans subsequent to the Cutoff Date but prior to the Date of Issuance, until such amount has been paid in full;	$1,000,000.00	$21,027,626.56

G. To the applicable Noteholders, the Principal Distribution Amount in the following order: to the Class A Noteholders, the Class A Principal Distribution Amount:
i. to pay to the Class A-1 Noteholders until the Class A-1 Notes have been paid in full;	$21,027,626.56	$—
ii. to pay to the Class A-2 Noteholders until the Class A-2 Notes have been paid in full;	$—	$—
iii. to pay to the Class A-3 Noteholders until the Class A-3 Notes have been paid in full;	$—	$—
iv. to pay to the Class B Noteholders until the Class B Notes have been paid in full;	$—	$—

v. Total Noteholders’ Principal Distribution	$21,027,626.56

H. to deposit to the Reserve Fund, the amount, if any, necessary to reinstate the balance of the Reserve Fund up to the Specified Reserve Fund Balance;	$—	$—

I. to pay the Master Servicer, the aggregate unpaid amount of any Carryover Servicing Fees, if any;	$—	$—

J. to pay to the Counterparties, pro rata, without preference or priority of any kind, any accrued and unpaid Termination Payments due to each such Counterparty under the applicable Derivative Product;	$—	$—

K. in the event the Financed Eligible Loans are not sold pursuant to Sections 10.03 or 10.04 hereof, to pay as an accelerated payment of principal balance of the Notes then Outstanding, to the Noteholders in the same order and priority set forth in Sections (G)(i) through G(iv) above, until the principal amount of the Notes is paid in full;

i. Class A-1	$—	$—
ii. Class A-2	$—	$—
iii. Class A-3	$—	$—
vi. Class B	$—	$—

L. to release to the Issuer any remaining funds.	$—	$—

IX. Distributions
A.

Distribution Amounts	Combined	Class A-1	Class A-2	Class A-3	Class B
i. Quarterly Interest Due	$10,032,020.52	$3,816,717.30	$1,914,563.66	$3,968,440.05	$332,299.51
ii. Quarterly Interest Paid	10,032,020.52	3,816,717.30	1,914,563.66	3,968,440.05	332,299.51
iii. Interest Shortfall	$—	$—	$—	$—	$—

iv. Quarterly Principal Paid	$21,088,683.60	$21,088,683.60	$—	$—	$—

v. Total Distribution Amount	$31,120,704.12	$24,905,400.90	$1,914,563.66	$3,968,440.05	$332,299.51
B.

Principal Distribution Amount Reconciliation
i. Adjusted Pool Balance as of	3/10/2008	$1,194,494,966.88
ii. Adjusted Pool Balance as of	4/30/2008	1,170,011,093.93

iii. Excess		$24,483,872.95
iv. Principal Shortfall for preceding Distribution Date		—
v. Amount Due on a Note Final Maturity Date		—

vi. Total Principal Distribution Amount as defined by Indenture		$24,483,872.95
vii. Actual Principal Distribution Amount based on amounts in Collection Fund		(21,027,626.56)

viii. Principal Distribution Amount Shortfall		$3,456,246.39
ix. Senior Noteholders’ Principal Distribution Amount		$21,027,626.56

Principal Distribution from Reserve Fund Excess (D-v)		$61,057.04

Total Principal Distribution Amount Paid		$21,088,683.60

C.

Additional Principal Paid
i. Notes Outstanding Principal Balance		$1,200,435,000.00
ii. Less: Principal Distribution Amount		(21,088,683.60)

iii. Basis for Parity Calculation	5/27/2008	$1,179,346,316.40

iv. Adjusted Pool Balance
Student Loan Principal Balance		$1,156,275,631.35
Interest Expected to be Capitalized		10,817,729.18
Reserve Fund Balance		2,917,733.40
v. Other Accrued Interest		9,893,104.33

vi. Total Assets for Parity Ratio	4/30/2008	$1,179,904,198.26

vii. Parity %		100.05%
Apply Excess Reserve to Unpaid Principal of Notes		Yes
D.

Reserve Fund Reconciliation
i. Beginning of Period Balance	3/10/2008	$2,978,790.44
ii. Amounts, if any, necessary to reinstate the balance (VIII — I)		—

iii. Total Reserve Fund Balance Available		$2,978,790.44
iv. Required Reserve Fund Balance		2,917,733.40

v. Excess Reserve — Apply to Unpaid Principal		$61,057.04
vi. Ending Reserve Fund Balance		$2,917,733.40
E.

Note Balances	3/10/2008	Paydown Factors	5/27/2008
i. Total Note Factor	0.8002900000	0.0140591224	0.7862308776

ii. A-1 Note Balance	$495,000,000.00		$473,911,316.40
A-1 Note Pool Factor	1.0000000000	0.0426034012	0.9573965988

iii. A-2 Note Balance	$229,000,000.00		$229,000,000.00
A-2 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

iv. A-3 Note Balance	$440,422,000.00		$440,422,000.00
A-3 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

v. B Note Balance	$36,013,000.00		$36,013,000.00
B Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

X. Portfolio Characteristics

	WAC		Number of Loans		WARM		Principal Amount		%
Status	8/31/2007	4/30/2008	8/31/2007	4/30/2008	8/31/2007	4/30/2008	8/31/2007	4/30/2008	8/31/2007	4/30/2008
Interim:
In School
Subsidized Loans	6.714%	6.711%	160	576	150	148	$444,349.45	$1,700,744.78	0.04%	0.15%
Unsubsidized Loans	6.730%	6.724%	89	446	151	147	$278,066.59	$1,555,341.44	0.03%	0.13%
Grace
Subsidized Loans	6.685%	6.687%	15	151	123	123	$33,966.86	$415,765.34	0.00%	0.04%
Unsubsidized Loans	6.717%	6.694%	18	127	122	123	$62,240.09	$366,037.06	0.01%	0.03%

Total Interim	6.718%	6.712%	282	1,300	147	143	$818,622.99	$4,037,888.62	0.08%	0.35%

Repayment
Active
0-30 Days Delinquent	7.301%	7.323%	164,262	182,720	107	107	$484,336,368.59	$542,886,401.27	47.96%	46.95%
31-60 Days Delinquent	7.176%	7.226%	19,699	15,032	112	111	$61,084,506.54	$44,349,880.27	6.05%	3.84%
61-90 Days Delinquent	7.140%	7.278%	16,597	8,265	113	110	$51,716,591.56	$24,455,134.82	5.12%	2.11%
91-120 Days Delinquent	7.249%	7.134%	6,130	11,963	110	112	$17,238,745.71	$36,499,963.22	1.71%	3.16%
121-150 Days Delinquent	7.298%	7.115%	3,295	10,381	108	112	$9,087,200.16	$32,098,283.12	0.90%	2.78%
151-180 Days Delinquent	7.294%	7.212%	3,124	5,363	107	108	$8,898,778.71	$14,965,815.56	0.88%	1.29%
181-210 Days Delinquent	7.234%	7.254%	4,582	3,488	109	107	$12,211,338.54	$9,423,155.04	1.21%	0.81%
211-240 Days Delinquent	7.216%	7.297%	4,821	2,750	108	105	$13,010,117.35	$7,751,895.21	1.29%	0.67%
241-270 Days Delinquent	7.300%	7.225%	2,187	3,763	104	106	$5,723,143.84	$9,827,322.10	0.57%	0.85%
271-300 Days Delinquent	7.209%	7.187%	377	2,840	106	107	$887,911.06	$7,362,153.41	0.09%	0.64%
>300 Days Delinquent	0.000%	6.947%	0	5	0	100	$0.00	$8,771.16	0.00%	0.00%

Deferment
Subsidized Loans	6.706%	6.715%	41,553	46,091	137	135	$113,832,151.31	$128,040,911.34	11.27%	11.07%
Unsubsidized Loans	6.933%	7.024%	29,777	34,364	138	136	$112,306,920.54	$135,945,792.16	11.12%	11.76%

Forbearance
Subsidized Loans	7.202%	7.173%	19,312	22,718	120	120	$56,548,062.11	$68,401,384.18	5.60%	5.92%
Unsubsidized Loans	7.318%	7.352%	15,375	18,652	122	123	$61,994,015.79	$79,772,279.69	6.14%	6.90%

Total Repayment	7.169%	7.192%	331,091	368,395	116	116	$1,008,875,851.81	$1,141,789,142.55	99.91%	98.75%

Claims In Process	7.360%	7.259%	40	3,963	110	104	$121,561.06	$10,448,600.18	0.01%	0.90%
Aged Claims Rejected	0.000%	0.000%	0	0	0	0	$0.00	$0.00	0.00%	0.00%

Grand Total	7.169%	7.191%	331,413	373,658	116	116	$1,009,816,035.86	$1,156,275,631.35	100.00%	100.00%

XI. Portfolio Characteristics by School and Program as of 4/30/2008

	WAC	WARM	Number of Loans	Principal Amount	%
Loan Type
Stafford — Subsidized	7.057%	115	211,919	$556,957,018.09	48.17%
Stafford — Unsubsidized	7.017%	118	144,162	$471,505,170.48	40.78%
GradPLUS Loans	8.500%	135	2,202	$23,238,253.65	2.01%
PLUS Loans	8.397%	110	15,375	$104,575,189.13	9.04%
SLS Loans	0.000%	0	0	$0.00	0.00%
Consolidation Loans	0.000%	0	0	$0.00	0.00%

Total	7.191%	116	373,658	$1,156,275,631.35	100.00%

School Type
Consolidation Uncoded*	7.161%	111	63,279	$148,486,381.35	12.84%
Four Year Institution	7.212%	117	252,973	$886,529,945.53	76.67%
Community/2-Year	7.062%	118	56,256	$118,005,144.01	10.21%
Vocational/Trade	7.355%	113	1,150	$3,254,160.46	0.28%
Unknown	0.000%	0	0	$0.00	0.00%

Total	7.191%	116	373,658	$1,156,275,631.35	100.00%

*	Refers to consolidation loans for which the school type applicable to the loans the borrower consolidated is unavailable.
XII. Servicer Totals 4/30/2008

$1,156,275,631.35	Nelnet, Inc.

XIII. Collateral Tables as of 4/30/2008
Distribution of the Student Loans by Geographic Location *

Location	Number of Loans	Principal Balance	Percent by Principal
Alabama	2,025	$6,086,670.49	0.53%
Alaska	1,188	$3,582,175.59	0.31%
Alberta, Canada	4	$16,271.40	0.00%
American Samoa	27	$120,787.22	0.01%
Arizona	1,571	$5,164,384.22	0.45%
Arkansas	2,255	$5,410,299.09	0.47%
Armed Forces Atlantic	5	$6,865.85	0.00%
Armed Forces Europe	281	$741,724.66	0.06%
Armed Forces Pacific	121	$310,224.09	0.03%
British Columbia, Canada	24	$158,074.89	0.01%
California	21,448	$87,047,884.94	7.53%
Canada	14	$33,441.59	0.00%
Colorado	45,903	$126,437,057.38	10.94%
Connecticut	3,207	$9,429,713.02	0.82%
Delaware	196	$686,285.26	0.06%
District Of Columbia	753	$2,677,265.98	0.23%
Florida	33,655	$103,357,755.26	8.94%
Foreign Country	154	$429,476.65	0.04%
Georgia	7,091	$23,307,477.19	2.02%
Guam	554	$2,169,440.37	0.19%
Hawaii	2,382	$7,130,465.24	0.62%
Idaho	378	$1,231,613.81	0.11%
Illinois	10,893	$32,578,336.69	2.82%
Indiana	19,651	$62,576,784.46	5.41%
Iowa	1,292	$4,235,160.59	0.37%
Kansas	2,319	$8,276,662.14	0.72%
Kentucky	3,278	$9,492,414.37	0.82%
Louisiana	3,366	$10,344,935.68	0.90%
Maine	1,208	$3,763,265.29	0.33%
Maryland	2,468	$8,644,459.99	0.75%
Massachusetts	2,689	$8,435,953.87	0.73%
Michigan	19,031	$69,999,936.95	6.05%
Minnesota	3,926	$10,477,621.28	0.91%
Mississippi	411	$1,225,315.20	0.11%
Missouri	5,036	$19,922,460.40	1.72%
Montana	348	$976,131.70	0.08%
Nebraska	5,717	$24,793,394.54	2.14%
Nevada	1,509	$5,292,185.68	0.46%
New Brunswick, Canada	1	$1,936.89	0.00%
New Hampshire	480	$1,656,248.35	0.14%
New Jersey	5,805	$18,612,860.08	1.61%
New Mexico	1,070	$3,033,512.83	0.26%
New York	68,815	$199,370,595.89	17.24%
North Carolina	2,688	$8,540,452.04	0.74%
North Dakota	115	$374,208.14	0.03%
Northern Mariana Islands	14	$47,261.86	0.00%
Ohio	4,192	$15,884,896.74	1.37%
Oklahoma	12,337	$34,464,504.34	2.98%
Ontario, Canada	32	$152,939.84	0.01%
Oregon	2,066	$7,566,746.54	0.65%
Pennsylvania	5,541	$17,631,834.87	1.53%
Puerto Rico	265	$1,063,585.24	0.09%
Rhode Island	1,390	$3,018,054.15	0.26%
Saskatchewan	2	$2,769.74	0.00%
South Carolina	1,137	$3,386,421.44	0.29%
South Dakota	302	$1,041,923.64	0.09%
Tennessee	1,935	$6,151,774.93	0.53%
Texas	50,514	$139,088,328.52	12.03%
Unknown	265	$1,184,473.36	0.10%
Utah	604	$1,867,239.32	0.16%
Vermont	249	$885,268.94	0.08%
Virgin Islands	49	$164,466.03	0.01%
Virginia	3,466	$11,415,922.37	0.99%
Washington	2,035	$7,142,711.55	0.62%
West Virginia	173	$608,572.20	0.05%
Wisconsin	1,302	$4,135,365.83	0.36%
Wyoming	436	$1,210,382.66	0.11%

Total	373,658	$1,156,275,631.35	100.00%

*	Based on billing addresses of borrowers shown on servicer’s records.
Distribution of the Student Loans by Guarantee Agency

Guarantee Agency	Number of Loans	Principal Balance	Percent by Principal
SHESC	73,589	$213,724,088.91	18.48%
COAC	57,354	$156,311,870.81	13.52%
TGSLC	54,581	$154,792,079.67	13.39%
USAF	29,406	$98,494,618.82	8.52%
CSAC	23,673	$98,111,266.89	8.49%
NSLP	20,813	$76,849,603.90	6.65%
MGA	18,846	$68,559,313.05	5.93%
OSFA	21,420	$65,039,556.60	5.63%
OGSLP	12,854	$35,801,544.57	3.10%
NJOSA	8,945	$26,690,059.30	2.31%
ISAC	8,907	$24,425,568.70	2.11%
KHEAA	6,155	$19,722,203.71	1.71%
ASA	4,335	$17,374,874.47	1.50%
RIHEAA	7,045	$16,123,060.87	1.39%
ECMC	5,123	$15,225,445.45	1.32%
EAC	4,221	$11,539,404.46	1.00%
GLHEC	1,605	$10,683,320.42	0.92%
NELA	2,791	$10,563,283.56	0.91%
MSLP	2,847	$10,483,578.20	0.91%
LOSFA	2,088	$6,129,524.27	0.53%
SLGFA	1,996	$4,489,855.98	0.39%
GHEAC	1,355	$4,406,408.79	0.38%
FAME	1,484	$4,241,049.27	0.37%
PHEAA	995	$3,468,092.99	0.30%
TSAC	779	$2,170,446.87	0.19%
ICSAC	334	$548,212.28	0.05%
CSLF	108	$291,567.98	0.03%
UHEAA	5	$14,092.29	0.00%
FISL	4	$1,638.27	0.00%

Total	373,658	$1,156,275,631.35	100.00%
Distribution of the Student Loans by # of Months Remaining Until Scheduled Maturity

Number of Months	Number of Loans	Principal Balance	Percent by Principal
0 to 23	6,071	$3,094,662.57	0.27%
24 to 35	5,290	$5,191,999.24	0.45%
36 to 47	6,808	$8,663,345.80	0.75%
48 to 59	7,197	$11,635,844.12	1.01%
60 to 71	8,324	$15,455,745.12	1.34%
72 to 83	10,306	$21,013,127.97	1.82%
84 to 95	15,824	$40,632,762.26	3.51%
96 to 107	41,416	$131,413,037.80	11.37%
108 to 119	170,474	$560,084,427.96	48.44%
120 to 131	61,253	$226,904,121.20	19.62%
132 to 143	16,824	$55,080,998.52	4.76%
144 to 155	9,592	$29,917,736.62	2.59%
156 to 167	5,931	$18,045,306.34	1.56%
168 to 179	3,591	$10,814,223.60	0.94%
180 to 191	2,144	$6,284,143.96	0.54%
192 to 203	604	$1,773,063.13	0.15%
204 to 215	275	$880,819.32	0.08%
216 to 227	146	$458,795.37	0.04%
228 to 239	98	$258,729.56	0.02%
240 to 251	24	$87,522.85	0.01%
252 to 263	5	$31,181.02	0.00%
264 to 275	41	$290,652.70	0.03%
276 to 287	145	$1,096,351.18	0.10%
288 to 299	975	$5,441,886.29	0.47%
300 to 311	260	$1,550,190.46	0.13%
312 to 323	29	$138,164.70	0.01%
324 to 335	3	$15,687.86	0.00%
336 to 347	1	$5,316.46	0.00%
348 to 360	0	$0.00	0.00%
361 and Greater	7	$15,787.37	0.00%

Total	373,658	$1,156,275,631.35	100.00%

XIII. Collateral Tables as of 4/30/2008 (continued from previous page)
Distribution of the Student Loans by Borrower Payment Status

Payment Status	Number of Loans	Principal Balance	Percent by Principal
Repayment:
Year 1	180,495	$621,793,695.72	53.78%
Year 2	73,662	$246,844,925.29	21.35%
Year 3	28,546	$82,244,708.09	7.11%
Year 4 or Greater	90,955	$205,392,302.25	17.76%

Total	373,658	$1,156,275,631.35	100.00%
Distribution of the Student Loans by Range of Principal Balance

Principal balance	Number of Loans	Principal Balance	Percent by Principal
$499.99 Or Less	24,223	$6,931,277.98	0.60%
$500.00 to $999.99	36,000	$27,412,497.08	2.37%
$1,000.00 to $1,999.99	83,493	$123,346,386.79	10.67%
$2,000.00 to $2,999.99	92,973	$234,815,010.07	20.31%
$3,000.00 to $3,999.99	42,981	$148,825,001.81	12.87%
$4,000.00 to $5,999.99	64,080	$318,222,220.38	27.52%
$6,000.00 to $7,999.99	10,466	$71,542,625.57	6.19%
$8,000.00 to $9,999.99	9,942	$86,749,200.14	7.50%
$10,000.00 to $14,999.99	6,653	$77,129,946.85	6.67%
$15,000.00 to $19,999.99	1,524	$26,334,274.81	2.28%
$20,000.00 to $24,999.99	693	$15,377,027.58	1.33%
$25,000.00 to $29,999.99	316	$8,583,301.74	0.74%
$30,000.00 to $34,999.99	190	$6,090,671.02	0.53%
$35,000.00 to $39,999.99	84	$3,167,823.28	0.27%
$40,000.00 to $44,999.99	32	$1,332,376.53	0.12%
$45,000.00 to $49,999.99	3	$137,956.88	0.01%
$50,000.00 to $54,999.99	3	$151,820.96	0.01%
$55,000.00 to $59,999.99	0	$0.00	0.00%
$60,000.00 to $64,999.99	2	$126,211.88	0.01%
$65,000.00 to $69,999.99	0	$0.00	0.00%
$70,000.00 to $74,999.99	0	$0.00	0.00%
$75,000.00 to $79,999.99	0	$0.00	0.00%
$80,000.00 to $84,999.99	0	$0.00	0.00%
$85,000.00 to $89,999.99	0	$0.00	0.00%
$90,000.00 and Greater	0	$0.00	0.00%

Total	373,658	$1,156,275,631.35	100.00%
Distribution of the Student Loans by Number of Days Delinquent

Days Delinquent	Number of Loans	Principal Balance	Percent by Principal
0 to 30	305,543	$958,131,483.06	82.86%
31 to 60	15,249	$44,962,798.65	3.89%
61 to 90	8,346	$24,714,947.84	2.14%
91 to 120	12,004	$36,608,498.21	3.17%
121 and Greater	32,516	$91,857,903.59	7.94%

Total	373,658	$1,156,275,631.35	100.00%
Distribution of the Student Loans by Interest Rate

Interest Rate	Number of Loans	Principal Balance	Percent by Principal
2.50% to 2.99%	0	$0.00	0.00%
3.00% to 3.49%	0	$0.00	0.00%
3.50% to 3.99%	0	$0.00	0.00%
4.00% to 4.49%	0	$0.00	0.00%
4.50% to 4.99%	0	$0.00	0.00%
5.00% to 5.49%	0	$0.00	0.00%
5.50% to 5.99%	0	$0.00	0.00%
6.00% to 6.49%	0	$0.00	0.00%
6.50% to 6.99%	147,759	$458,997,987.82	39.70%
7.00% to 7.49%	186,394	$526,614,236.41	45.54%
7.50% to 7.99%	0	$0.00	0.00%
8.00% to 8.49%	26,296	$64,551,318.65	5.58%
8.50% to 8.99%	12,739	$104,845,540.86	9.07%
9.00% or greater	470	$1,266,547.61	0.11%

Total	373,658	$1,156,275,631.35	100.00%
Distribution of the Student Loans by SAP Interest Rate Index

SAP Interest Rate	Number of Loans	Principal Balance	Percent by Principal
90 Day CP Index	331,778	$1,070,022,348.83	92.54%
91 Day T-Bill Index	41,880	$86,253,282.52	7.46%

Total	373,658	$1,156,275,631.35	100.00%
Distribution of the Student Loans by Date of Disbursement

Disbursement Date	Number of Loans	Principal Balance	Percent by Principal
Post-October 1, 1993	367,879	$1,144,518,000.23	98.98%
Pre-October, 1993	5,779	$11,757,631.12	1.02%

Total	373,658	$1,156,275,631.35	100.00%

XIV. Trigger Information

A. The Depositor or its assignee has the option to purchase all of the Financed Eligible Loans on the earlier of (a) the November 2015 Quarterly Distribution Date and (b) the date that is the 10th business day preceding the Quarterly Distribution Date next succeeding the last day of the Collection Period on which the then outstanding Pool Balance is 10% or less of the Initial Pool Balance (each, an “Optional Purchase Date”).

1. Is this Distribution Date the November 2015 Distribution Date?	No

2. What is the percent of the current Pool Balance to the Initial Pool Balance?	97.95%

i. Were the Financed Eligible Loans optionally purchased during the previous collection period, or are they being purchased on this Distribution Date?		No

B. If the Depositor or any assignee does not exercise its option to purchase Financed Eligible Loans pursuant to “A” (above), the Trustee (or its designated agent) shall, promptly after the business day next succeeding the Optional Purchase Date, offer for sale Financed Eligible Loans in an amount sufficient to redeem all Notes Outstanding on such Quarterly Distribution Date, and any such sale shall be consummated on or before such Quarterly Distribution Date (the “Trust Auction Date”).

1. Has the Depositor or any assignee not exercised its option pursuant to “A” above?	N/A

i. Shall the Trustee offer for sale the Financed Eligible Loans?		No
XV. Interest Rates for Next Distribution Date

Class of Notes	CUSIP	Spread	Coupon Rate
A-1 Notes	640326 AA 0	0.55%	3.18813%
A-2 Notes	640326 AB 8	0.85%	3.48813%
A-3 Notes	640326 AC 6	1.15%	3.78813%
B Notes	640326 AF 9	1.25%	3.88813%

LIBOR Rate for Accrual Period	2.63813%
First Date in Accrual Period	5/27/2008
Last Date in Accrual Period	8/24/2008
Days in Accrual Period	90
XVI. Items to Note
The Principal Shortfall as of the 05/27/2008 Quarterly Distribution Date is $2,456,246.39.
The Carryover Servicing Fees that remain unpaid on this Quarterly Distribution Date are $461.23.